Quarterly Holdings Report
for
Fidelity® Quality Factor ETF
April 30, 2025
T22-NPRT3-0625
1.9880058.108
Common Stocks - 99.8%
	Shares	Value ($)
UNITED STATES - 99.8%
Communication Services - 8.6%
Diversified Telecommunication Services - 1.2%
AT&T Inc	224,425	6,216,573
Verizon Communications Inc	133,977	5,903,026
		12,119,599
Entertainment - 1.5%
Electronic Arts Inc	21,407	3,105,942
Netflix Inc (b)	10,179	11,519,778
		14,625,720
Interactive Media & Services - 5.8%
Alphabet Inc Class A	210,745	33,466,306
Meta Platforms Inc Class A	43,906	24,104,394
		57,570,700
Media - 0.1%
Trade Desk Inc (The) Class A (b)	27,753	1,488,393
TOTAL COMMUNICATION SERVICES		85,804,412

Consumer Discretionary - 11.8%
Hotels, Restaurants & Leisure - 6.5%
Airbnb Inc Class A (b)	76,115	9,279,941
Booking Holdings Inc	2,504	12,768,597
Domino's Pizza Inc	20,052	9,832,899
McDonald's Corp	43,947	14,047,659
Wingstop Inc	29,422	7,764,172
Yum! Brands Inc	72,386	10,889,750
		64,583,018
Specialty Retail - 5.3%
AutoZone Inc (b)	2,855	10,742,223
Home Depot Inc/The	39,904	14,384,993
Lowe's Cos Inc	44,765	10,007,663
O'Reilly Automotive Inc (b)	7,621	10,785,239
Williams-Sonoma Inc	44,453	6,866,655
		52,786,773
TOTAL CONSUMER DISCRETIONARY		117,369,791

Consumer Staples - 6.2%
Beverages - 1.4%
Coca-Cola Co/The	126,846	9,202,677
Monster Beverage Corp (b)	87,290	5,247,875
		14,450,552
Food Products - 0.8%
General Mills Inc	68,060	3,861,724
Hershey Co/The	26,240	4,387,066
		8,248,790
Household Products - 2.5%
Clorox Co/The	25,783	3,668,921
Colgate-Palmolive Co	54,809	5,052,842
Kimberly-Clark Corp	32,736	4,313,950
Procter & Gamble Co/The	64,335	10,458,941
		23,494,654
Tobacco - 1.5%
Altria Group Inc	96,814	5,726,548
Philip Morris International Inc	55,264	9,470,039
		15,196,587
TOTAL CONSUMER STAPLES		61,390,583

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Antero Midstream Corp	126,586	2,094,998
Cheniere Energy Inc	12,698	2,934,635
Chevron Corp	44,117	6,002,559
EOG Resources Inc	25,860	2,853,134
Exxon Mobil Corp	100,059	10,569,232
Kinder Morgan Inc	107,017	2,814,547
Texas Pacific Land Corp (c)	1,765	2,274,856
Williams Cos Inc/The	57,253	3,353,308
		32,897,269
Financials - 15.0%
Banks - 2.8%
Commerce Bancshares Inc/MO	83,326	5,061,221
East West Bancorp Inc	57,129	4,887,386
JPMorgan Chase & Co	73,109	17,883,924
		27,832,531
Capital Markets - 4.1%
Ameriprise Financial Inc	12,087	5,693,219
Blackstone Inc	45,183	5,951,053
CME Group Inc Class A	29,652	8,215,976
Moody's Corp	14,069	6,374,945
MSCI Inc	10,977	5,983,672
S&P Global Inc	16,685	8,343,335
		40,562,200
Financial Services - 6.0%
Berkshire Hathaway Inc Class B (b)	45,948	24,501,771
Corpay Inc (b)	15,530	5,052,996
Mastercard Inc Class A	25,098	13,755,210
Visa Inc Class A	48,148	16,635,134
		59,945,111
Insurance - 2.1%
Fidelity National Financial Inc/US	99,687	6,384,952
Kinsale Capital Group Inc (c)	11,818	5,143,902
Progressive Corp/The	33,155	9,341,090
		20,869,944
TOTAL FINANCIALS		149,209,786

Health Care - 10.1%
Biotechnology - 2.3%
AbbVie Inc	67,790	13,225,829
Gilead Sciences Inc	90,168	9,606,499
		22,832,328
Health Care Equipment & Supplies - 1.6%
IDEXX Laboratories Inc (b)	15,736	6,808,180
Intuitive Surgical Inc (b)	17,941	9,253,968
		16,062,148
Health Care Providers & Services - 1.2%
UnitedHealth Group Inc	29,552	12,158,875
Health Care Technology - 0.7%
Veeva Systems Inc Class A (b)	30,603	7,151,615
Life Sciences Tools & Services - 1.4%
Mettler-Toledo International Inc (b)	5,283	5,655,821
Thermo Fisher Scientific Inc	18,601	7,979,829
		13,635,650
Pharmaceuticals - 2.9%
Bristol-Myers Squibb Co	149,552	7,507,510
Johnson & Johnson	88,077	13,767,316
Royalty Pharma PLC Class A	218,758	7,179,638
		28,454,464
TOTAL HEALTH CARE		100,295,080

Industrials - 9.4%
Aerospace & Defense - 1.2%
Lockheed Martin Corp	12,951	6,187,341
TransDigm Group Inc	4,191	5,922,176
		12,109,517
Commercial Services & Supplies - 1.1%
Cintas Corp	26,504	5,610,367
Copart Inc (b)	85,370	5,210,131
		10,820,498
Electrical Equipment - 0.4%
NEXTracker Inc Class A (b)(c)	89,077	3,617,416
Ground Transportation - 1.4%
CSX Corp	159,240	4,469,867
Old Dominion Freight Line Inc	24,428	3,744,324
Union Pacific Corp	27,899	6,016,698
		14,230,889
Industrial Conglomerates - 0.5%
3M Co	36,750	5,104,943
Machinery - 2.2%
Caterpillar Inc	20,319	6,284,058
Illinois Tool Works Inc	20,964	5,029,473
Otis Worldwide Corp	50,407	4,852,682
Parker-Hannifin Corp	8,290	5,015,947
		21,182,160
Professional Services - 1.6%
Automatic Data Processing Inc	20,763	6,241,358
Paychex Inc	32,843	4,831,862
Verisk Analytics Inc	16,536	4,901,766
		15,974,986
Trading Companies & Distributors - 1.0%
Fastenal Co	65,915	5,337,138
WW Grainger Inc	4,712	4,826,548
		10,163,686
TOTAL INDUSTRIALS		93,204,095

Information Technology - 28.4%
Communications Equipment - 0.6%
Arista Networks Inc	71,712	5,899,746
Semiconductors & Semiconductor Equipment - 10.7%
Applied Materials Inc	48,979	7,381,625
Broadcom Inc	113,449	21,835,529
KLA Corp	10,477	7,362,083
Lam Research Corp	98,067	7,028,462
NVIDIA Corp	507,241	55,248,690
QUALCOMM Inc	55,251	8,202,563
		107,058,952
Software - 10.0%
Adobe Inc (b)	22,089	8,282,933
AppLovin Corp Class A (b)	20,457	5,509,275
Fair Isaac Corp (b)	3,740	7,441,403
Microsoft Corp	153,688	60,746,719
Palo Alto Networks Inc (b)	44,629	8,342,499
Salesforce Inc	35,307	9,487,344
		99,810,173
Technology Hardware, Storage & Peripherals - 7.1%
Apple Inc	308,724	65,603,850
NetApp Inc	52,754	4,734,672
		70,338,522
TOTAL INFORMATION TECHNOLOGY		283,107,393

Materials - 2.3%
Chemicals - 1.3%
CF Industries Holdings Inc	19,230	1,507,055
Ecolab Inc	10,451	2,627,695
Linde PLC	12,061	5,466,407
Sherwin-Williams Co/The	8,265	2,916,884
		12,518,041
Construction Materials - 0.3%
Eagle Materials Inc	6,258	1,416,748
Vulcan Materials Co	7,690	2,017,318
		3,434,066
Containers & Packaging - 0.1%
Avery Dennison Corp	9,266	1,585,505
Metals & Mining - 0.6%
Freeport-McMoRan Inc	65,905	2,374,557
Reliance Inc	6,013	1,733,127
Royal Gold Inc	11,125	2,032,649
		6,140,333
TOTAL MATERIALS		23,677,945

Real Estate - 2.5%
Industrial REITs - 0.3%
Prologis Inc	27,901	2,851,482
Residential REITs - 0.5%
AvalonBay Communities Inc	8,266	1,735,695
Equity Residential	23,870	1,677,106
Essex Property Trust Inc	5,458	1,523,601
		4,936,402
Retail REITs - 0.4%
Realty Income Corp	39,474	2,283,966
Simon Property Group Inc	12,765	2,008,955
		4,292,921
Specialized REITs - 1.3%
American Tower Corp	15,448	3,482,134
Extra Space Storage Inc	12,084	1,770,548
Lamar Advertising Co Class A	11,619	1,322,358
Public Storage Operating Co	7,119	2,138,761
SBA Communications Corp Class A	8,194	1,994,420
VICI Properties Inc	61,748	1,977,171
		12,685,392
TOTAL REAL ESTATE		24,766,197

Utilities - 2.2%
Electric Utilities - 1.2%
NextEra Energy Inc	73,037	4,884,715
NRG Energy Inc	26,962	2,954,496
Southern Co/The	49,015	4,503,988
		12,343,199
Gas Utilities - 0.2%
National Fuel Gas Co (c)	34,561	2,653,593
Independent Power and Renewable Electricity Producers - 0.5%
Talen Energy Corp (b)	11,063	2,379,430
Vistra Corp	20,258	2,626,045
		5,005,475
Multi-Utilities - 0.3%
WEC Energy Group Inc	29,550	3,236,316
TOTAL UTILITIES		23,238,583

TOTAL UNITED STATES		994,961,134
TOTAL COMMON STOCKS (Cost $911,335,990)		994,961,134

U.S. Treasury Obligations - 0.0%
	Yield (%) (e)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 5/29/2025 (f) (Cost $106,650)	4.25	107,000	106,648

Money Market Funds - 0.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.33	1,043,013	1,043,222
Fidelity Securities Lending Cash Central Fund (g)(h)	4.33	2,850,668	2,850,953
TOTAL MONEY MARKET FUNDS (Cost $3,894,174)			3,894,175

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $915,336,814)	998,961,957
NET OTHER ASSETS (LIABILITIES) - (0.2)% (d)	(2,152,074)
NET ASSETS - 100.0%	996,809,883

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME Micro E-Mini S&P 500 Index Contracts (United States)	61	Jun 2025	1,704,035	29,994	29,994

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Includes $36,512 of cash collateral to cover margin requirements for futures contracts.
(e)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(f)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $106,648.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	778,106	38,785,194	38,520,078	74,410	-	-	1,043,222	1,043,013	0.0%
Fidelity Securities Lending Cash Central Fund	3,951,125	63,705,639	64,805,811	2,269	-	-	2,850,953	2,850,668	0.0%
Total	4,729,231	102,490,833	103,325,889	76,679	-	-	3,894,175

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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